Revenue and segmented information	12 Months Ended
Dec. 31, 2017
Revenue and segmented information
Revenue and segmented information

5.            Revenue and segmented information:

The Company is organized into market sectors based on its products and services.  As a result of the acquisition of DigitalGlobe (note 9) in the fourth quarter of 2017, the Company has reorganized its organizational and operational structure to reflect the manner in which the Chief Operating Decision Maker (“CODM”) now manages the operations and assesses the business performance of the Company.  The change in the organizational and operational structure has resulted in the addition of two new segments and a reorganization of our legacy segments that were reported at December 31, 2016. The Company now has three reportable segments: Space Systems, Imagery and Services.  Comparative historical segmented information has been restated based on available information.

The DigitalGlobe businesses have been split between two of the new segments, Imagery and Services, as appropriate.  The Company’s geospatial services businesses, formerly included in the Surveillance and Intelligence segment are now managed within the Imagery and Services segments, as applicable.  Our legacy Communication segment and the remainder of our legacy Surveillance and Intelligence operations, excluding the geospatial services businesses, are now combined and managed in a renamed segment, Space Systems, to more accurately reflect the nature of the activity of this segment.

The Company’s three reportable segments are now organized as follows:

(a)

Space Systems: Maxar is a leading supplier of space-based and ground-based infrastructure and information solutions. The Company’s products include communication and imaging satellites, satellite payloads and antenna subsystems, space-based and airborne surveillance solutions, robotic systems and associated ground infrastructure and support services. The Company’s offerings serve multiple markets, primarily for communications and surveillance and intelligence applications. In the communications market, the Company’s solutions provide cost-efficient global delivery of a broad range of services, including television and radio distribution, broadband internet, and mobile communications. In the surveillance and intelligence market, the Company offers end-to-end solutions to monitor changes and activities around the globe to support the operational needs of government agencies, both military and civilian, and commercial customers. The Company also supplies spacecraft and subsystems to the U.S. government and other customers for scientific research and development missions, as well as robotic systems for the space and terrestrial markets. Maxar’s principal customers in the Space Systems segment are government agencies worldwide as well as communication satellite operators and communication satellite manufacturers.

(b)

Imagery: Maxar is a leading supplier of integrated electro-optical and radar imagery.  Sourced from the Company’s own advanced satellite constellation and third-party providers, the Company’s imagery solutions provide customers with accurate and mission-critical information about our changing planet, and support a wide variety of uses, including mission planning, mapping and analysis, environmental monitoring, disaster management, crop management, oil and gas exploration and infrastructure management.  Maxar’s principal customers in the Imagery segment are U.S., Canadian and other international government agencies, primarily defense and intelligence, as well as a wide variety of commercial customers in multiple markets.

(c)

Services: Maxar provides geospatial products and services that combine imagery, analytic expertise and innovative technology to deliver integrated intelligence solutions to customers. The Company provides analytic solutions that accurately document change and enable geospatial modeling and analysis that predict where events will occur to help customers protect lives and make resource allocation decisions.  Maxar’s primary customer in the services segment is the U.S. government, but many capabilities also support intelligence requirements for other international governments, global development organizations and commercial customers.

Segmented information is prepared using the accounting policies described in note 3, except for the application of hedge accounting on designated hedging relationships that use derivative financial instruments to hedge foreign currency risk in customer and supplier contracts.  For segment reporting, hedge accounting is applied to all such hedging relationships even when not qualifying for hedge accounting under IFRS.

The Company’s CODM measures the performance of each segment based on revenue, adjusted EBITDA and segment earnings. Adjusted EBITDA is a non-IFRS measure and is defined as earnings before interest, taxes, depreciation and amortization, adjusted for items that management does not consider when evaluating segment performance including foreign exchange gains and losses, adjustments relating to hedge accounting as described above, share-based compensation expense or recovery, and other income or expense.  Segment earnings is defined as adjusted EBITDA less depreciation and amortization expense, excluding amortization of acquisition related intangible assets.

The following table summarizes the operating performance of the reporting segments:

	Space			Corporate and
Year ended December 31, 2017	Systems	Imagery	Services	eliminations	Total
Revenues:
External revenue	$1,259.6	$228.4	$143.2	$—	$1,631.2
Intersegment eliminations	10.2	1.7	1.4	(13.3)	—
	1,269.8	230.1	144.6	(13.3)	1,631.2
Segment earnings:
Adjusted EBITDA	231.9	147.6	23.4	(24.2)	378.7
Depreciation and amortization	40.6	40.6	5.9	0.6	87.7
	191.3	107.0	17.5	(24.8)	291.0
Capital expenditures:
Property, plant and equipment	51.4	4.7	2.0	0.2	58.3
Intangible assets	64.3	22.0	0.2	0.2	86.7
	115.7	26.7	2.2	0.4	145.0

	Space			Corporate and
Year ended December 31, 2016	Systems	Imagery	Services	eliminations	Total
Revenues:
External revenue	$1,417.2	$41.0	$99.3	$—	$1,557.5
Intersegment eliminations	3.6	0.8	0.4	(4.8)	—
	1,420.8	41.8	99.7	(4.8)	1,557.5
Segment earnings:
Adjusted EBITDA	246.0	22.4	20.3	(21.1)	267.6
Depreciation and amortization	41.3	0.2	3.4	0.1	45.0
	204.7	22.2	16.9	(21.2)	222.6
Capital expenditures:
Property, plant and equipment	39.2	0.3	0.9	1.2	41.6
Intangible assets	59.7	—	1.4	0.4	61.5
	98.9	0.3	2.3	1.6	103.1

Reconciliation to earnings (loss) before income taxes:

	For the year ended
	December 31,
	2017	2016
Segment earnings	$291.0	$222.6
Amortization of acquisition related intangible assets	79.4	32.4
Foreign exchange differences	(11.5)	2.8
Share-based compensation expense (note 22(f))	57.9	14.7
Other expense (note 8)	119.4	5.9
Earnings before interest and taxes	45.8	166.8
Finance income	(1.3)	(0.3)
Finance expense	82.5	37.6
Earnings (loss) before income taxes	$(35.4)	$129.5

The Company’s primary sources of revenue are as follows:

	For the year ended
	December 31,
	2017	2016
Construction contracts	$1,183.2	$1,342.4
Service contracts	448.0	215.1
	$1,631.2	$1,557.5

Revenue from construction contracts includes orbital income of $34.8 million (2016 - $30.9 million).

The aggregate amount of revenue recognized to date less losses recognized to date (or from the date of acquisition) for construction contracts in progress at December 31, 2017 was $2,770.5 million (December 31, 2016 - $2,707.6 million). Advance payments received for construction contracts in progress at December 31, 2017 were $238.8 million (December 31, 2016 - $266.6 million). Retentions in connection with construction contracts at December 31, 2017 were $6.9 million (December 31, 2016 - $7.0 million).

The approximate revenue based on geographic location of customers is as follows:

	For the year ended
	December 31,
	2017	2016
Revenue:
United States	$743.8	$447.2
Canada	329.9	424.4
Asia	295.3	311.9
Europe	207.1	284.5
Australia	29.6	29.7
South America	16.7	58.1
Other	8.8	1.7
	$1,631.2	$1,557.5

Revenue from significant customers is as follows:

	For the year ended
	December 31,
	2017	2016
Commercial:
Customer 1	$119.9	$197.1
Government:
Canadian Federal Government and agencies	$194.3	$212.3
U.S. Federal Government and agencies	293.8	97.5

The Company’s non-current non-financial assets, property, plant and equipment, intangible assets and goodwill are geographically located as follows:

	December 31,	December 31,
	2017	2016
United States	$5,103.5	$1,268.2
Canada	142.7	126.9
Europe	0.2	0.2
	$5,246.4	$1,395.3